CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME [Abstract]
Research and development, grants	$ 5,080	$ 5,863	$ 5,050